Intangible Assets and Goodwill - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Amortization of other acquired intangible assets	$ 2,200,000	$ 3,000,000.0	$ 8,100,000
Impairment of intangible assets, finite-lived		0	0
Impairments of goodwill	0	$ 0	$ 0
Acquired technology | Cost of revenue
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	300,000
Acquired technology | Cost of revenue | Software
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	200,000
Acquired technology | Cost of revenue | Professional service and other
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived	$ 100,000